Risks and Uncertainties (Narrative) (Details)	Dec. 31, 2025	Dec. 31, 2024
EPB 001 [Member] | Cal-Maine Foods, Inc. Common Stock [Member]
Ebp Risk And Uncertainty [Line Items]
Concertration percent of investments	57.00%	68.00%